15. INCOME TAX: Schedule of non-capital losses in Canada (Details)	Dec. 31, 2022
Statement [Line Items]
Non-capital losses - Year of Expiry	8,132,500
Non-capital loss - Item 1
Statement [Line Items]
Non-capital losses - Year of Origin	2,028
Non-capital losses - Year of Expiry	10,500
Non-capital loss - Item 2
Statement [Line Items]
Non-capital losses - Year of Origin	2,029
Non-capital losses - Year of Expiry	45,000
Non-capital loss - Item 3
Statement [Line Items]
Non-capital losses - Year of Origin	2,030
Non-capital losses - Year of Expiry	38,500
Non-capital loss - Item 4
Statement [Line Items]
Non-capital losses - Year of Origin	2,030
Non-capital losses - Year of Expiry	325,000
Non-capital loss - Item 5
Statement [Line Items]
Non-capital losses - Year of Origin	2,031
Non-capital losses - Year of Expiry	51,500
Non-capital loss - Item 6
Statement [Line Items]
Non-capital losses - Year of Origin	2,032
Non-capital losses - Year of Expiry	798,000
Non-capital loss - Item 7
Statement [Line Items]
Non-capital losses - Year of Origin	2,033
Non-capital losses - Year of Expiry	606,000
Non-capital loss - Item 8
Statement [Line Items]
Non-capital losses - Year of Origin	2,034
Non-capital losses - Year of Expiry	921,000
Non-capital loss - Item 9
Statement [Line Items]
Non-capital losses - Year of Origin	2,035
Non-capital losses - Year of Expiry	837,000
Non-capital loss - Item 10
Statement [Line Items]
Non-capital losses - Year of Origin	2,036
Non-capital losses - Year of Expiry	1,007,000
Non-capital loss - Item 11
Statement [Line Items]
Non-capital losses - Year of Origin	2,037
Non-capital losses - Year of Expiry	854,000
Non-capital loss - Item 12
Statement [Line Items]
Non-capital losses - Year of Origin	2,038
Non-capital losses - Year of Expiry	657,000
Non-capital loss - Item 13
Statement [Line Items]
Non-capital losses - Year of Origin	2,039
Non-capital losses - Year of Expiry	504,000
Non-capital loss - Item 14
Statement [Line Items]
Non-capital losses - Year of Origin	2,040
Non-capital losses - Year of Expiry	476,000
Non-capital loss - Item 15
Statement [Line Items]
Non-capital losses - Year of Origin	2,041
Non-capital losses - Year of Expiry	444,000
Non-capital loss - Item 16
Statement [Line Items]
Non-capital losses - Year of Origin	2,042
Non-capital losses - Year of Expiry	558,000